Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Finance Lease Obligations [Line Items]
Net rental expense	$ 76.2	$ 77.9	$ 84.2
One of the buildings and related land utilized for Chicago operations	In the event of sale or refinancing, Northern Trust would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.
Percentage of proceeds in excess of original project costs the bank would anticipate to receive, in addition to full repayment of outstanding loan, in the event of sale or refinancing	42.00%